(PIMCO Worldwide Fundamental Advantage AR Strategy Fund)
PIMCO Funds

Supplement Dated March 15, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

The following changes are effective March 22, 2013.

The name of the Fund is changed to the PIMCO Worldwide Fundamental Advantage AR Strategy Fund. Therefore, all references to the Fund in each Prospectus are deleted and replaced with the PIMCO Worldwide Fundamental Advantage AR Strategy Fund.

The following is added after the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:

In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund.

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

The sixth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries, but may gain emerging markets exposure beyond this limit through other securities and instruments.